Aug-05-03 04:19pm From- T-580 P.002/002 F-815

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03026950

CERTNYS

1-31758

NYSE

AUG 5 2003

August 5, 2003

PROCESSED
AUG 06 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KeyCorp Capital V, Preferred Securities, Junior Subordinated Debentures of KeyCorp and KeyCorp Guarantee with respect to the Trust Preferred Securities of KeyCorp Capital V (application for the Junior Subordinated Debentures of KeyCorp and KeyCorp Guarantee with respect to the Trust Preferred Securities of KeyCorp Capital V is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 5, 2003. Tentative listing date – August 6, 2003.

Sincerely,

[signature]